Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 6,188	$ 703,825	$ 113,168
Accounts receivable, net of allowance for doubtful accounts of $11,961 and $11,926, respectively	24,943	15,993
Inventory, net of reserve for obsolescence of $150,000 and $150,000, respectively	1,189,913	574,811	660,504
Prepaids		278,707
Other current assets	59,834	30,373	20,448
Total current assets	1,280,878	1,603,709	794,120
NON-CURRENT ASSETS
Property, plant and equipment, net	327,955	348,037	167,872
Right-of-use asset, net	870,736	966,955	912,993
Intangible property, net	71,078	75,955	69,488
Deposits	15,125	15,125	6,500
Total assets	2,565,772	3,009,781	1,950,973
CURRENT LIABILITIES
Accounts payable and accrued expenses	854,360	541,123	309,692
Amounts owed to customers			10,508
Accrued compensation	219,583	329,583	257,500
Notes payable, net of discount of $99,031 and $0, respectively, current	198,332	7,974
Notes payable - related parties, current	1,728,651	6,000	12,000
Acquisition obligations, current	60,000	60,000
Lease liabilities, current	224,162	213,837	149,407
Convertible debt, net of discount of $815,270 and $2,150,067, respectively	84,730	849,933	900,000
Derivative liability	833,000	2,121,000	361,152
Total current liabilities	4,202,818	4,129,450	2,000,259
NON-CURRENT LIABILITIES
Line of credit			398,470
Line of credit - related party		1,478,151	1,495,151
Notes payable, net of current	22,219	25,338
Note payable - related party, net of current		47,500	56,000
Notes payable - related parties, net of current		1,525,651
Acquisition obligations, net of current	606,731	615,317
PPP notes payable			95,161
Lease liabilities, net of current	725,284	838,883	763,586
Total liabilities	5,557,052	7,134,639	4,808,627
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ DEFICIT
Preferred Stock, $.00001 par value, 5,700,250 shares authorized, 988,000 and 988,000 issued and outstanding, respectively	10	10
Common Stock, $.00001 par value, 2,500,000,000 authorized, 1,709,122,945 and 1,004,709,546, issued and outstanding, respectively	17,091	10,047	7,863
Common stock issuable (170,000,000 and 170,000,000 shares)	1,386,497	1,386,497	1,386,497
Additional paid-in capital	16,855,382	10,778,761	5,028,012
Accumulated deficit	(21,250,260)	(16,300,173)	(9,280,036)
Total stockholders’ deficit	(2,991,280)	(4,124,858)	(2,857,654)
Total liabilities and stockholders’ deficit	$ 2,565,772	3,009,781	1,950,973
Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred Stock, $.00001 par value, 5,700,250 shares authorized, 988,000 and 988,000 issued and outstanding, respectively
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred Stock, $.00001 par value, 5,700,250 shares authorized, 988,000 and 988,000 issued and outstanding, respectively		5	5
Series C Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred Stock, $.00001 par value, 5,700,250 shares authorized, 988,000 and 988,000 issued and outstanding, respectively
Series D Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred Stock, $.00001 par value, 5,700,250 shares authorized, 988,000 and 988,000 issued and outstanding, respectively		$ 5	$ 5